SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information
Schedule of segment results

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Depreciation of right of use assets	—	(356)	(356)
Fair value gain on financial instruments	—	3,862	3,862
Finance costs	(1)	(29)	(30)
Finance income	2	40	42
(Loss)/ gain for the period	(548)	426	(122)

For the six months ended June 30, 2025, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Fair value gain on financial instruments	—	1,875	1,875
Finance costs	(1)	(8)	(9)
Loss for the period	(408)	(866)	(1,274)

	Exploration and mining	Corporate activities	Total
	US$	US$	US$

Other items
Depreciation of property, plant and equipment	—	—	—
Fair value gain on financial instruments	—	261	261
Finance costs	—	(1)	(1)
Loss for the period	(57)	(121)	(178)

The reconciliation of segment assets to total assets is as follows:

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$

Segment assets:
Exploration and mining	259,091	251,074	35,005
Corporate activities	1,798	432	60
Total assets	260,889	251,506	35,065

The reconciliation of segment liabilities to total liabilities is as follows:

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$

Segment liabilities:
Exploration and mining	162,039	147,261	20,531
Corporate activities	10,788	17,751	2,475
Total liabilities	172,827	165,012	23,006

Schedule of reconciliation from loss

	June 30,
	2024	2025	2025
	CNY	CNY	US$

Net loss (including non-controlling interests)	(122)	(1,274)	(178)